Net Income Per Common Share	12 Months Ended
Jan. 02, 2016
Net Income Per Common Share
Net Income Per Common Share

NOTE 10. NET INCOME PER COMMON SHARE

        Net income per common share was computed as follows:

(In millions, except per share amounts)		2015	2014	2013

(A)	Income from continuing operations	$274.4	$247.3	$241.7
(B)	Loss from discontinued operations, net of tax	(.1)	(2.2)	(28.5)

(C)	Net income available to common shareholders	$274.3	$245.1	$213.2

(D)	Weighted average number of common shares outstanding	91.0	93.8	98.4
	Dilutive shares (additional common shares issuable under stock-based awards)	1.9	1.9	1.7

(E)	Weighted average number of common shares outstanding, assuming dilution	92.9	95.7	100.1

Net income (loss) per common share:
Continuing operations (A) ÷ (D)		$3.01	$2.64	$2.46
Discontinued operations (B) ÷ (D)		–	(.03)	(.29)

Net income per common share (C) ÷ (D)		$3.01	$2.61	$2.17

Net income (loss) per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$2.95	$2.58	$2.41
Discontinued operations (B) ÷ (E)		–	(.02)	(.28)

Net income per common share, assuming dilution (C) ÷ (E)		$2.95	$2.56	$2.13

        Certain stock-based compensation awards were not included in the computation of net income per common share, assuming dilution, because they would not have had a dilutive effect. Stock-based compensation awards excluded from the computation totaled approximately 1 million shares in 2015, 3 million shares in 2014, and 7 million shares in 2013.